Fair Value of Bitcoin (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Realized investment gains (loss)	$ 417,787	$ 220,092	$ 1,413,256	$ 52,283,046	$ 52,607,095	$ 1,039,910
Unrealized gain (loss) on investments	12,389,430	$ 6,598,370	39,030,392	$ 10,619,714	68,351,967	69,445,270
Investment owned, unrecognized unrealized appreciation (depreciation), net	39,035,276		39,035,276		68,348,645	69,445,176
Resulting from the Change in Liabilities Denominated In Bitcoin [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)			374		23,938	15,111
Investment owned, unrecognized unrealized appreciation (depreciation), net	$ 4,884		4,884		3,322	94
On Investment in Bitcoin [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)			$ 1,412,882		$ 52,631,033	$ 1,055,021